Condensed consolidated statements of financial position - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 5,825	$ 9,300	$ 4,457	$ 4,215
Restricted cash	118	114
Trade accounts receivable and other (including 564 and 677 from related parties at June 30, 2023 and December 31, 2022, respectively)	4,774	3,839
Inventories (note 2)	20,036	20,087
Prepaid expenses and other current assets	3,636	3,778
Total current assets	34,389	37,118
Non-current assets:
Goodwill and intangible assets	5,074	4,903
Property, plant and equipment and biological assets	33,682	30,167
Investments in associates and joint ventures	11,142	10,765
Other investments	521	1,119
Deferred tax assets	8,901	8,554
Other assets	1,714	1,921
Total non-current assets	61,034	57,429
Total assets	95,423	94,547
Current liabilities:
Short-term debt and current portion of long-term debt (note 8)	1,809	2,583
Trade accounts payable and other (including 384 and 366 to related parties at June 30, 2023 and December 31, 2022, respectively)	13,454	13,532
Short-term provisions (note 10)	662	1,101
Accrued expenses and other liabilities	4,880	4,864
Income tax liabilities	249	318
Total current liabilities	21,054	22,398
Non-current liabilities:
Long-term debt, net of current portion (note 8)	8,651	9,067
Deferred tax liabilities	2,722	2,666
Deferred employee benefits	2,676	2,606
Long-term provisions (note 10)	1,450	1,306
Other long-term obligations	961	914
Total non-current liabilities	16,460	16,559
Total liabilities	37,514	38,957
Equity (note 6):
Equity attributable to the equity holders of the parent	55,720	53,152
Non-controlling interests	2,189	2,438
Total equity	57,909	55,590	$ 56,446	$ 51,344
Total liabilities and equity	$ 95,423	$ 94,547